Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments – principal repayments
Debentures (Note 11)		$ 31,886	$ 35,287	$ 36,783
2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,085
Accounts payable		3,352
Accruals and other		12,946
Other purchase obligations		584
Interest - Credit facility (Note 10)		5,757
Interest - Debentures (Note 11)	[1]	2,607
Total commitments - operational		26,331
Commitments – principal repayments
Debentures (Note 11)	[1]	2,249
Total Commitments Principal Repayments		2,249
Total contractual obligations		28,580
2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		605
Other purchase obligations		642
Interest - Credit facility (Note 10)		5,757
Interest - Debentures (Note 11)	[1]	2,418
Total commitments - operational		9,422
Commitments – principal repayments
Debentures (Note 11)	[1]	2,434
Total Commitments Principal Repayments		2,434
Total contractual obligations		11,856
2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Other purchase obligations		221
Interest - Credit facility (Note 10)		5,757
Interest - Debentures (Note 11)	[1]	2,212
Total commitments - operational		8,190
Commitments – principal repayments
Debentures (Note 11)	[1]	2,635
Total Commitments Principal Repayments		2,635
Total contractual obligations		10,825
2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest - Credit facility (Note 10)		32
Interest - Debentures (Note 11)	[1]	519
Total commitments - operational		551
Commitments – principal repayments
Credit facility		51,713
Debentures (Note 11)	[1]	25,367
Total Commitments Principal Repayments		77,080
Total contractual obligations		$ 77,631

[1]	The debenture repayments are payable in either cash or Common Shares at Orion Digital's option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.